Note 18 - Other Receivables and Restricted Cash - Aging of Past Due Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Financial assets at end of period	$ 162,420	$ 123,113
Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at end of period	84,793	41,470
Financial assets past due but not impaired [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at end of period	32,649	5,946
Financial assets past due but not impaired [member] | Not later than three months [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at end of period	26,578	5,399
Financial assets past due but not impaired [member] | Later than three months [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at end of period	6,071	547
Financial assets impaired [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at end of period	4,552	943
Financial assets impaired [member] | Not later than three months [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at end of period	162	5
Financial assets impaired [member] | Later than three months [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at end of period	$ 4,390	$ 938